787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AllianceBernstein Cap Fund, Inc.
Securities Act File No. 2-29901
Investment Company Act File No. 811-01716

Ladies and Gentlemen:

On behalf of AllianceBernstein Cap Fund, Inc. (the “Company”) and AllianceBernstein Multi-Manager Alternative Strategies Fund, a series of the Company, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 160 to the Company’s Registration Statement under the 1933 Act and Amendment No. 139 to the Company’s Registration Statement under the 1940 Act (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8806.

Very truly yours,

/s/ Katherine McGavin
Katherine McGavin

Enclosures

cc:	Eric Freed, AllianceBernstein L.P.

P. Jay Spinola, Willkie Farr & Gallagher LLP

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